Organization and Summary of Significant Accounting Policies (Details 15) - USD ($) $ in Thousands	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Accumulated other comprehensive loss
Unrecognized pension and postretirement benefit liabilities, net of tax	$ 18,750	$ 24,518	$ 18,638
Foreign currency translation, net of tax	14,138	13,155	8,221
Accumulated other comprehensive loss, total	$ 32,888	$ 37,673	$ 26,859